Summary of Significant Accounting Policies - Impairment of long-lived assets, Advances from customers and Asset retirement obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Impairment charges for long-lived assets	$ 65,285	$ 5,938	$ 60,330
Short-term notes payable	637,512	878,285
Asset retirement obligation	5,811	1,249
Advances from customers	204,826	392,308
Contract with Customer, Liability, Noncurrent	$ 41,337	$ 52,693